Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2022		Dec. 31, 2021
Lease income—net investment in leases
Interest income	¥ 20,283		¥ 18,574		¥ 60,219		¥ 54,536
Other	721		850		1,868		1,848
Lease income—operating leases	119,616	[1]	113,035	[1]	368,760	[2]	340,968	[2]
Total lease income	¥ 140,620		¥ 132,459		¥ 430,847		¥ 397,352

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥2,105 million and ¥596 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,607 million and ¥6,980 million, for the three months ended December 31, 2021 and 2022, respectively.
[2]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥17,545 million and ¥13,083 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥17,405 million and ¥26,070 million, for the nine months ended December 31, 2021 and 2022, respectively.